OTHER INCOME/(EXPENSE) (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OTHER INCOME/(EXPENSE)
Net foreign currency gains/(loss)	(272)	71	48
Allowance for equity funds used during construction	1	1	3
Interest income on affiliate loans	23	20	17
Interest income	4	7	3
Noverco preferred shares dividend income	40	42	30
Gain on disposition (Note 7)	18
OPEB recovery (Note 6)		89
Other	51	8	15
Other income	(135)	238	116